As filed pursuant to Rule 497

under the Securities Act of 1933

Registration No. 333-90324

AIG SUNAMERICA LIFE ASSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT NINE

Supplement to the

ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY

(O-3122-PRO and O-3122-PRA)

Prospectus Dated May 2, 2005

ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY

(O-2944-PRO and O-2944-PRA)

Prospectus Dated May 2, 2005

ALLIANCE BERNSTEIN OVATION PLUS VARIABLE ANNUITY

(O-3121-PRO and O-3121-PRA)

Prospectus Dated May 2, 2005

The third sentence under the subheading “How and when can I elect the feature?” in the Access Protector section of the prospectus with respect to the maximum election age of the feature is hereby deleted.

The following table replaces the table and its accompanying footnotes under the subheading “How is the Benefit calculated?” in the Access Protector section of the prospectus:

The table below is a summary of the three Step-Up Options we are currently offering.

Option	Maximum Election Age	Benefit Availability Date	Step-Up Amount	Maximum Annual Withdrawal Amount+ Percentage	Minimum Withdrawal Period* (if Maximum Annual Withdrawal Amount taken each year)
1	Age 80 or younger on the contract issue date	3 years following contract issue date	10%* of Withdrawal Benefit Base	10% of Withdrawal Benefit Base	11 years

2	Age 80 or younger on the contract issue date	5 years following contract issue date	20%* of Withdrawal Benefit Base	10% of Withdrawal Benefit Base	12 years

3	Age 70 or younger on the contract issue date	10 years following contract issue date	50%** of Withdrawal Benefit Base	10% of Withdrawal Benefit Base	15 years

*	You will not receive a Step-Up Amount if you elect Options 1 or 2 and take a withdrawal prior to the Benefit Availability Date. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.
**	If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.
+	For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount for this contract will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. Please see the Important Information section below.

Date: June 13, 2005

Please keep this Supplement with your Prospectus